[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


March 11, 2005


Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   MONY America Variable Account L (the "Registrant")
           Registration Nos. 333-104162 and 811-04234; 333-72596 and 811-04234;
           333-72578 and 811-04234; 333-56969 and 811-04234; 333-64417 and
           811-04234; 033-82570 and 811-04234; and 002-95990 and 811-04234
           (MONY Variable Universal Life - 2003; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; and The Strategist; respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners annual reports for the period ended December 31, 2004 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - Underlying Funds:
    - AIM V.I. Basic Value Fund
    - AIM V.I. Mid Cap Core Equity Fund
    - AIM V.I. Financial Services Fund
    - AIM V.I. Health Sciences Fund
    - AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - Underlying Funds:
    - Alger American Balanced Portfolio
    - Alger American MidCap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS
    - Small Cap Stock Index Portfolio

o   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

o   DREYFUS STOCK INDEX FUND, INC.

o   DREYFUS VARIABLE INVESTMENT FUND - Underlying Funds:
    - Appreciation Portfolio
    - International Value Portfolio
    - Small Company Stock Portfolio

o   EQ ADVISORS TRUST - Underlying Funds:
    - EQ/MONY Diversified Portfolio
    - EQ/MONY Equity Growth Portfolio
    - EQ/MONY Equity Income Portfolio
    - EQ/MONY Government Securities Portfolio
    - EQ/MONY Intermediate Term Bond Portfolio
    - EQ/MONY Long Term Bond Portfolio
    - EQ/MONY Money Market Portfolio
    - EQ/ENTERPRISE Capital Appreciation Portfolio
    - EQ/ENTERPRISE Equity Portfolio
    - EQ/ENTERPRISE Equity Income Portfolio
    - EQ/ENTERPRISE Global Socially Responsive Portfolio
    - EQ/ENTERPRISE Growth Portfolio
    - EQ/ENTERPRISE Growth and Income Portfolio
    - EQ/ENTERPRISE High-Yield Bond Portfolio
    - EQ/ENTERPRISE International Growth Portfolio
    - EQ/ENTERPRISE Managed Portfolio
    - EQ/ENTERPRISE Multi-Cap Growth Portfolio
    - EQ/ENTERPRISE Short Duration Bond Portfolio
    - EQ/ENTERPRISE Small Company Growth Portfolio
    - EQ/ENTERPRISE Small Company Value Portfolio
    - EQ/ENTERPRISE Total Return Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - Underlying Funds:
    - Asset Manager Portfolio
    - Contrafund(R) Portfolio
    - Growth Portfolio
    - Growth and Income Portfolio
    - Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - Underlying Funds:
    - Franklin Income Securities Fund
    - Franklin Rising Dividends Securities Fund
    - Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - Underlying Funds:
    - Balanced Portfolio
    - Capital Appreciation Portfolio
    - Flexible Income Porfolio
    - International Growth Portfolio
    - Mid Cap Growth Portfolio
    - Worldwide Growth Portfolio
    - Mid Cap Value Portfolio

o   LORD ABBETT SERIES FUND - Underlying Funds:
    - Lord Abbett Bond-Debenture Portfolio
    - Lord Abbett Growth and Income Portfolio
    - Lord Abbett Mid-Cap Value Portfolio

o   MFS VARIABLE INSURANCE TRUST - Underlying Funds:
    - MFS Mid Cap Growth Series
    - MFS New Discovery Series
    - MFS Total Return Series
    - MFS Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - Underlying Funds:
    - Oppenheimer Global Securities Fund/VA
    - Oppenheimer Main Street Fund/VA

o   PBHG INSURANCE SERIES FUND - Underlying Funds:
    - PBHG Mid-Cap Portfolio
    - PBHG Select Value Portfolio

o   PIMCO VARIABLE INSURANCE TRUST - Underlying Funds:
    - Global Bond Portfolio (Unhedged)
    - Real Return Portfolio
    - StocksPLUS Growth & Income Portfolio

o   T. ROWE PRICE EQUITY SERIES, INC. - Underlying Funds:
    - Equity Income Portfolio
    - New America Growth Portfolio
    - Personal Strategy Balanced Portfolio

o   T. ROWE PRICE FIXED INCOME SERIES, INC. - Underlying Funds:
    - Limited-Term Bond Portfolio
    - Prime Reserve Portfolio

o   T. ROWE PRICE INTERNATIONAL SERIES, INC. - Underlying Funds:
    - International Stock Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - Underlying Funds:
    - Core Plus Fixed Income Portfolio
    - Emerging Markets Debt Portfolio
    - Emerging Markets Equity Portfolio
    - Equity Growth Portfolio
    - Global Value Equity Portfolio
    - U.S. Real Estate Portfolio
    - Value Portfolio

o   VAN ECK WORLDWIDE INSURANCE TRUST - Underlying Funds:
    - Worldwide Bond Fund
    - Wordlwdie Emerging Markets Fund
    - Worldwide Hard Assets Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,


/S/ DODIE KENT
--------------
Dodie Kent